BUSINESS - NATURE OF ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of allocation of the purchase price of the identified assets acquired and liabilities assumed:
Schedule of allocation of the purchase price of the identified assets acquired and liabilities assumed
Cash and cash equivalents	$—
Patents, net	6,120,000
Total identifiable assets	6,120,000
Accounts payable	(89,152)
Accrued liabilities	(12,986)
Accrued interest payable – stockholders	(542,376)
Notes payable – stockholders	(970,000)
Total liabilities assumed	(1,614,514)

Total Purchase Price	$4,505,486